Financial instruments - Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	6,758	3,127
Ineffective portion of derivatives financial instruments accounted for as hedges	1,304	105
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(5,407)	(3,022)
Total realized loss/(gain) on derivative financial instruments	1,558	2,894
Loss/(gain) on derivative financial instruments	(5,200)	(233)
Not Designated as Hedging Instrument | Foreign exchange contracts
Fair Value of Financial Instruments [Line Items]
Total realized loss/(gain) on derivative financial instruments	0	(187)
Not Designated as Hedging Instrument | Interest rate swaps
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(1,598)	(2,197)
Total realized loss/(gain) on derivative financial instruments	2,024	2,094
Not Designated as Hedging Instrument | Energy derivative contracts
Fair Value of Financial Instruments [Line Items]
Total change in unrealized loss/(gain) on derivative financial instruments	(3,809)	(825)
Total realized loss/(gain) on derivative financial instruments	(466)	987
Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Loss/(gain) on derivative financial instruments	(3,849)	(128)
Ineffective portion of derivatives financial instruments accounted for as hedges	(1,351)	(105)